Quarterly Holdings Report
for
Fidelity® Emerging Markets Multifactor ETF
January 31, 2026
EMK-NPRT1-0426
1.9893931.106
Common Stocks - 99.3%
	Shares	Value ($)
BRAZIL - 3.3%
Consumer Discretionary - 1.0%
Specialty Retail - 1.0%
Vibra Energia SA	781,168	4,291,124
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Petroleo Brasileiro SA - Petrobras (PN)	761,100	5,489,230
Financials - 0.9%
Banks - 0.5%
Itausa SA	892,551	2,328,742
Insurance - 0.4%
BB Seguridade Participacoes SA	229,400	1,634,769
TOTAL FINANCIALS		3,963,511
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA	64,700	1,042,011
TOTAL BRAZIL		14,785,876
CHILE - 2.3%
Consumer Discretionary - 1.8%
Broadline Retail - 1.0%
Falabella SA	557,939	4,384,737
Specialty Retail - 0.8%
Empresas Copec SA	410,254	3,540,626
TOTAL CONSUMER DISCRETIONARY		7,925,363
Financials - 0.5%
Banks - 0.5%
Banco de Credito e Inversiones SA	34,287	2,581,469
TOTAL CHILE		10,506,832
CHINA - 29.6%
Communication Services - 8.2%
Diversified Telecommunication Services - 0.2%
China Tower Corp Ltd H Shares (b)(c)	710,300	1,024,108
Entertainment - 1.6%
Kingsoft Corp Ltd	201,200	775,976
NetEase Cloud Music Inc (b)(c)(d)	25,450	588,207
Netease Inc	97,100	2,548,818
Tencent Music Entertainment Group Class A ADR	124,778	2,093,775
XD Inc (c)	120,600	1,327,269
		7,334,045
Interactive Media & Services - 6.2%
Baidu Inc A Shares (d)	157,850	3,088,400
Bilibili Inc Z Shares (d)	43,500	1,520,609
Kuaishou Technology B Shares (b)(c)	187,300	1,922,237
Meitu Inc (b)(c)	594,000	587,177
Tencent Holdings Ltd	259,200	20,112,835
		27,231,258
Media - 0.2%
China Literature Ltd (b)(c)(d)	203,200	931,478
TOTAL COMMUNICATION SERVICES		36,520,889
Consumer Discretionary - 9.0%
Automobile Components - 0.4%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	221,600	1,896,867
Automobiles - 0.7%
Geely Automobile Holdings Ltd	814,000	1,677,050
Guangzhou Automobile Group Co Ltd H Shares (e)	3,554,000	1,670,126
		3,347,176
Broadline Retail - 4.3%
Alibaba Group Holding Ltd	738,100	15,991,207
JD.com Inc A Shares	204,750	2,946,835
		18,938,042
Hotels, Restaurants & Leisure - 1.6%
Haidilao International Holding Ltd (b)(c)	835,000	1,708,555
Tongcheng Travel Holdings Ltd (c)	595,200	1,771,188
TravelSky Technology Ltd H Shares	895,000	1,218,209
Yum China Holdings Inc (Hong Kong)	43,850	2,184,162
		6,882,114
Household Durables - 0.9%
Haier Smart Home Co Ltd H Shares	561,800	1,855,953
Midea Group Co Ltd H Shares	182,200	1,998,212
		3,854,165
Specialty Retail - 0.4%
Pop Mart International Group Ltd (b)(c)	69,000	1,975,543
Textiles, Apparel & Luxury Goods - 0.7%
ANTA Sports Products Ltd	167,800	1,681,287
Bosideng International Holdings Ltd	2,560,000	1,563,594
		3,244,881
TOTAL CONSUMER DISCRETIONARY		40,138,788
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
China Shenhua Energy Co Ltd H Shares	908,000	5,001,749
Inner Mongolia Yitai Coal Co Ltd B Shares	1,597,237	3,194,474
PetroChina Co Ltd H Shares	4,300,000	5,109,543
TOTAL ENERGY		13,305,766
Financials - 4.1%
Banks - 3.3%
Agricultural Bank of China Ltd H Shares	2,347,000	1,643,865
Bank of China Ltd H Shares	4,092,000	2,446,911
Bank of Communications Co Ltd H Shares	1,491,000	1,282,958
China CITIC Bank Corp Ltd H Shares	1,006,000	937,767
China Construction Bank Corp H Shares	3,898,000	3,948,063
China Everbright Bank Co Ltd H Shares	1,502,000	626,979
Chongqing Rural Commercial Bank Co Ltd H Shares	842,000	628,559
Industrial & Commercial Bank of China Ltd H Shares	3,612,000	3,001,636
		14,516,738
Consumer Finance - 0.1%
Qfin Holdings Inc Class A ADR	39,674	616,931
Insurance - 0.7%
New China Life Insurance Co Ltd H Shares	128,700	1,047,273
People's Insurance Co Group of China Ltd/The H Shares	1,092,000	950,817
PICC Property & Casualty Co Ltd H Shares	516,000	1,069,701
		3,067,791
TOTAL FINANCIALS		18,201,460
Health Care - 1.4%
Biotechnology - 0.6%
3SBio Inc (b)(c)	848,500	2,531,473
Life Sciences Tools & Services - 0.8%
Wuxi Apptec Co Ltd H Shares (b)(c)	265,600	3,781,800
TOTAL HEALTH CARE		6,313,273
Industrials - 0.5%
Construction & Engineering - 0.2%
China Communications Services Corp Ltd H Shares	1,474,000	898,401
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	224,900	591,935
Transportation Infrastructure - 0.2%
China Merchants Port Holdings Co Ltd	450,000	906,373
TOTAL INDUSTRIALS		2,396,709
Information Technology - 1.0%
Communications Equipment - 0.1%
ZTE Corp H Shares (e)	142,600	517,470
Electronic Equipment, Instruments & Components - 0.1%
Kingboard Holdings Ltd	112,500	455,779
Technology Hardware, Storage & Peripherals - 0.8%
Lenovo Group Ltd	474,000	538,961
Xiaomi Corp B Shares (b)(c)(d)	616,800	2,803,744
		3,342,705
TOTAL INFORMATION TECHNOLOGY		4,315,954
Materials - 0.1%
Metals & Mining - 0.1%
China Hongqiao Group Ltd	219,500	1,015,191
Real Estate - 2.3%
Real Estate Management & Development - 2.3%
China Resources Mixc Lifestyle Services Ltd (b)(c)	1,732,000	10,272,640
TOTAL CHINA		132,480,670
CZECH REPUBLIC - 0.4%
Financials - 0.4%
Banks - 0.4%
Moneta Money Bank AS (b)(c)	193,778	1,951,459
EGYPT - 0.5%
Financials - 0.5%
Banks - 0.5%
Commercial International Bank - Egypt (CIB)	825,452	2,356,927
GREECE - 1.4%
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 0.5%
OPAP SA	117,131	2,368,864
Specialty Retail - 0.5%
JUMBO SA	77,369	2,304,732
TOTAL CONSUMER DISCRETIONARY		4,673,596
Financials - 0.4%
Banks - 0.4%
Optima bank SA	162,107	1,670,086
TOTAL GREECE		6,343,682
HONG KONG - 0.8%
Communication Services - 0.2%
Entertainment - 0.2%
Damai Entertainment Holdings Ltd (d)	5,620,000	712,421
Health Care - 0.6%
Pharmaceuticals - 0.6%
United Laboratories International Holdings Ltd/The (e)	1,786,000	2,721,411
TOTAL HONG KONG		3,433,832
HUNGARY - 2.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Magyar Telekom Telecommunications PLC	508,720	3,175,595
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
MOL Hungarian Oil & Gas PLC Class A	300,976	3,695,517
Financials - 0.7%
Banks - 0.7%
OTP Bank Nyrt	23,894	3,026,379
Health Care - 0.6%
Pharmaceuticals - 0.6%
Richter Gedeon Nyrt	81,999	2,759,148
TOTAL HUNGARY		12,656,639
INDIA - 10.1%
Consumer Discretionary - 2.5%
Automobile Components - 0.4%
Bosch Ltd	4,862	1,930,793
Automobiles - 2.1%
Eicher Motors Ltd	39,067	3,024,919
Hero MotoCorp Ltd	48,112	2,894,434
Maruti Suzuki India Ltd	19,793	3,141,275
		9,060,628
TOTAL CONSUMER DISCRETIONARY		10,991,421
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Coal India Ltd	836,844	4,009,664
Financials - 3.3%
Banks - 2.4%
Bank of Baroda	248,651	809,307
Federal Bank Ltd	314,424	983,563
HDFC Bank Ltd	429,406	4,337,824
ICICI Bank Ltd	210,732	3,104,138
State Bank of India	125,929	1,474,596
		10,709,428
Capital Markets - 0.5%
HDFC Asset Management Co Ltd (b)(c)	24,802	678,292
Multi Commodity Exchange of India Ltd	37,358	1,025,435
Nippon Life India Asset Management Ltd (b)(c)	68,582	654,674
		2,358,401
Financial Services - 0.2%
One 97 Communications Ltd (d)	58,760	726,615
Insurance - 0.2%
HDFC Life Insurance Co Ltd (b)(c)	100,126	795,674
TOTAL FINANCIALS		14,590,118
Health Care - 1.4%
Life Sciences Tools & Services - 0.7%
Divi's Laboratories Ltd	49,195	3,236,080
Pharmaceuticals - 0.7%
Cipla Ltd/India	209,359	3,013,359
TOTAL HEALTH CARE		6,249,439
Industrials - 0.6%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd	199,195	972,290
Hindustan Aeronautics Ltd (c)	14,680	737,196
		1,709,486
Electrical Equipment - 0.1%
Hitachi Energy India Ltd	2,719	557,530
Professional Services - 0.1%
Computer Age Management Services Ltd	71,235	538,246
TOTAL INDUSTRIALS		2,805,262
Information Technology - 1.2%
IT Services - 1.1%
HCL Technologies Ltd	47,465	874,919
Infosys Ltd	132,815	2,369,337
Tata Consultancy Services Ltd	39,761	1,350,286
Wipro Ltd	165,381	425,914
		5,020,456
Software - 0.1%
Oracle Financial Services Software Ltd	2,903	244,895
TOTAL INFORMATION TECHNOLOGY		5,265,351
Materials - 0.2%
Chemicals - 0.0%
Coromandel International Ltd	12,096	300,153
Metals & Mining - 0.2%
NMDC Ltd	440,868	389,214
Vedanta Ltd	84,355	625,000
		1,014,214
TOTAL MATERIALS		1,314,367
TOTAL INDIA		45,225,622
INDONESIA - 1.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telkom Indonesia Persero Tbk PT	10,448,800	2,241,029
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
United Tractors Tbk PT	2,240,700	3,477,524
Health Care - 0.4%
Pharmaceuticals - 0.4%
Kalbe Farma Tbk PT	27,239,500	1,858,161
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	1,477,100	558,807
TOTAL INDONESIA		8,135,521
KOREA (SOUTH) - 13.9%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.4%
LG Uplus Corp	149,737	1,664,438
Entertainment - 0.3%
Krafton Inc (d)	7,516	1,326,291
TOTAL COMMUNICATION SERVICES		2,990,729
Consumer Discretionary - 1.8%
Automobile Components - 1.1%
Hankook Tire & Technology Co Ltd	47,193	2,081,947
Hyundai Mobis Co Ltd	9,159	2,857,018
		4,938,965
Automobiles - 0.7%
Kia Corp	29,386	3,115,398
TOTAL CONSUMER DISCRETIONARY		8,054,363
Financials - 1.2%
Banks - 0.9%
BNK Financial Group Inc	145,430	1,678,194
Woori Financial Group Inc	102,350	2,150,957
		3,829,151
Insurance - 0.3%
DB Insurance Co Ltd	17,023	1,686,452
TOTAL FINANCIALS		5,515,603
Health Care - 1.5%
Biotechnology - 0.7%
PharmaResearch Co Ltd	7,345	2,416,186
Samsung Episholdings Co Ltd	1,553	653,826
		3,070,012
Life Sciences Tools & Services - 0.8%
Samsung Biologics Co Ltd (b)(c)(d)	2,893	3,507,215
TOTAL HEALTH CARE		6,577,227
Industrials - 1.1%
Air Freight & Logistics - 0.3%
Hyundai Glovis Co Ltd	7,928	1,332,900
Construction & Engineering - 0.2%
Samsung E&A Co Ltd	42,369	906,604
Industrial Conglomerates - 0.4%
GS Holdings Corp	21,984	1,049,258
LG Corp	14,966	953,440
		2,002,698
Machinery - 0.2%
Doosan Bobcat Inc	19,771	807,651
TOTAL INDUSTRIALS		5,049,853
Information Technology - 7.5%
Electronic Equipment, Instruments & Components - 0.2%
Hanwha Vision Co Ltd (d)	2,056	88,273
LG Display Co Ltd (d)	17,766	144,039
LG Innotek Co Ltd	829	141,104
Samsung Electro-Mechanics Co Ltd	2,308	447,361
		820,777
IT Services - 0.0%
Samsung SDS Co Ltd	1,640	197,224
Semiconductors & Semiconductor Equipment - 2.7%
Hanmi Semiconductor Co Ltd	2,077	304,465
LEENO Industrial Inc	2,706	199,087
SK Hynix Inc	18,297	11,554,796
		12,058,348
Technology Hardware, Storage & Peripherals - 4.6%
Samsung Electronics Co Ltd	183,888	20,504,394
TOTAL INFORMATION TECHNOLOGY		33,580,743
Materials - 0.1%
Chemicals - 0.1%
Kumho Petrochemical Co Ltd	3,782	378,621
Metals & Mining - 0.0%
Hyundai Steel Co	13,412	291,180
TOTAL MATERIALS		669,801
TOTAL KOREA (SOUTH)		62,438,319
MALAYSIA - 1.9%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telekom Malaysia Bhd	1,023,300	2,050,753
Financials - 0.5%
Banks - 0.5%
RHB Bank Bhd	1,099,800	2,357,511
Health Care - 0.8%
Health Care Providers & Services - 0.8%
IHH Healthcare Bhd	1,596,000	3,627,641
Materials - 0.1%
Chemicals - 0.1%
Petronas Chemicals Group Bhd	383,500	314,233
TOTAL MALAYSIA		8,350,138
MEXICO - 2.0%
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	34,200	501,456
Grupo Aeroportuario del Sureste SAB de CV Series B	15,920	554,874
Promotora y Operadora de Infraestructura SAB de CV	36,115	568,904
TOTAL INDUSTRIALS		1,625,234
Real Estate - 1.6%
Diversified REITs - 1.6%
Fibra Uno Administracion SA de CV	4,680,500	7,333,602
TOTAL MEXICO		8,958,836
POLAND - 0.8%
Financials - 0.5%
Insurance - 0.5%
Powszechny Zaklad Ubezpieczen SA	95,736	1,897,205
Information Technology - 0.3%
Software - 0.3%
Asseco Poland SA	24,221	1,483,526
TOTAL POLAND		3,380,731
QATAR - 0.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Ooredoo QPSC	699,976	2,729,926
Materials - 0.1%
Chemicals - 0.1%
Mesaieed Petrochemical Holding Co	988,696	297,070
TOTAL QATAR		3,026,996
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	14,450	0
Surgutneftegas PAO (d)(f)	56,600	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	38,410	0
VTB Bank PJSC (d)(f)	18,380	0
TOTAL FINANCIALS		0
Materials - 0.0%
Metals & Mining - 0.0%
GMK Norilskiy Nickel PAO (d)(f)	18,800	0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	7,348,600	1
TOTAL RUSSIA		1
SAUDI ARABIA - 1.2%
Financials - 1.0%
Banks - 1.0%
Al Rajhi Bank	92,032	2,630,397
Riyad Bank	138,106	1,034,681
Saudi Investment Bank/The	194,978	727,782
TOTAL FINANCIALS		4,392,860
Materials - 0.2%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	13,241	441,284
Saudi Aramco Base Oil Co	13,065	364,707
TOTAL MATERIALS		805,991
TOTAL SAUDI ARABIA		5,198,851
SINGAPORE - 0.3%
Financials - 0.1%
Capital Markets - 0.1%
Yangzijiang Financial Holding Ltd	2,083,700	582,911
Industrials - 0.2%
Marine Transportation - 0.2%
Yangzijiang Maritime Development Ltd	2,072,400	979,858
TOTAL SINGAPORE		1,562,769
SOUTH AFRICA - 1.8%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Exxaro Resources Ltd	289,797	3,331,920
Financials - 1.1%
Banks - 0.7%
Standard Bank Group Ltd	150,339	2,800,360
Insurance - 0.4%
Momentum Group Ltd	762,787	1,791,687
TOTAL FINANCIALS		4,592,047
TOTAL SOUTH AFRICA		7,923,967
TAIWAN - 18.8%
Communication Services - 1.1%
Entertainment - 0.3%
International Games System Co Ltd	67,000	1,524,372
Wireless Telecommunication Services - 0.8%
Far EasTone Telecommunications Co Ltd	616,000	1,738,189
Taiwan Mobile Co Ltd	491,000	1,646,028
		3,384,217
TOTAL COMMUNICATION SERVICES		4,908,589
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Pou Chen Corp	1,607,000	1,554,914
Financials - 1.7%
Banks - 1.7%
Chang Hwa Commercial Bank Ltd	2,120,000	1,374,261
CTBC Financial Holding Co Ltd	1,488,000	2,406,711
Shanghai Commercial & Savings Bank Ltd/The	957,000	1,201,192
Taichung Commercial Bank Co Ltd	1,788,618	1,136,713
Union Bank Of Taiwan	2,175,000	1,292,421
TOTAL FINANCIALS		7,411,298
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Far Eastern New Century Corp	1,316,000	1,162,529
Information Technology - 15.4%
Communications Equipment - 0.3%
Accton Technology Corp	27,000	956,626
WNC Corp /Taiwan	90,000	529,075
		1,485,701
Electronic Equipment, Instruments & Components - 1.3%
Chroma ATE Inc	35,000	1,089,927
Elite Material Co Ltd	19,000	1,053,543
Foxconn Technology Co Ltd	179,000	326,489
Largan Precision Co Ltd	7,000	536,066
Lotes Co Ltd	10,000	454,401
Simplo Technology Co Ltd	29,000	318,382
Synnex Technology International Corp	184,000	382,968
Tripod Technology Corp	48,000	571,211
WT Microelectronics Co Ltd	88,000	436,225
Zhen Ding Technology Holding Ltd	95,000	590,165
		5,759,377
Semiconductors & Semiconductor Equipment - 12.8%
ASE Technology Holding Co Ltd	176,000	1,661,010
Jentech Precision Industrial Co Ltd	9,000	812,202
MediaTek Inc	60,000	3,355,578
Novatek Microelectronics Corp	40,000	476,644
Phison Electronics Corp	23,000	1,739,435
Powertech Technology Inc	97,000	782,904
Radiant Opto-Electronics Corp	82,000	317,890
Realtek Semiconductor Corp	33,000	507,007
Taiwan Semiconductor Manufacturing Co Ltd	818,000	46,137,592
Topco Scientific Co Ltd	38,000	390,022
United Microelectronics Corp	614,000	1,217,464
		57,397,748
Technology Hardware, Storage & Peripherals - 1.0%
Advantech Co Ltd	44,000	418,748
Asustek Computer Inc	37,000	583,159
Catcher Technology Co Ltd	65,000	414,125
Chicony Electronics Co Ltd	93,000	345,758
Compal Electronics Inc	452,000	470,384
Getac Holdings Corp	92,000	328,885
King Slide Works Co Ltd	6,000	598,665
Lite-On Technology Corp	152,000	792,119
Pegatron Corp	182,000	403,095
		4,354,938
TOTAL INFORMATION TECHNOLOGY		68,997,764
TOTAL TAIWAN		84,035,094
THAILAND - 1.8%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL depository receipt	211,600	2,347,001
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
PTT Exploration & Production PCL depository receipt	888,300	3,458,343
Financials - 0.5%
Banks - 0.5%
Krung Thai Bank PCL depository receipt	2,325,700	2,088,067
TOTAL THAILAND		7,893,411
TURKEY - 0.2%
Industrials - 0.2%
Construction & Engineering - 0.2%
Enka Insaat ve Sanayi AS	368,854	829,855
UNITED ARAB EMIRATES - 2.9%
Financials - 0.7%
Banks - 0.7%
Abu Dhabi Islamic Bank PJSC	244,684	1,621,611
Dubai Islamic Bank PJSC	572,918	1,506,919
TOTAL FINANCIALS		3,128,530
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Salik Co PJSC	364,392	633,009
Real Estate - 2.1%
Real Estate Management & Development - 2.1%
Emaar Development PJSC	1,924,895	9,014,797
TOTAL UNITED ARAB EMIRATES		12,776,336
UNITED STATES - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
GCC SAB de CV	32,400	353,212
TOTAL COMMON STOCKS (Cost $374,828,410)		444,605,576

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
COLOMBIA - 0.6%
Financials - 0.6%
Banks - 0.6%
Grupo Cibest SA non-voting shares	139,534	2,870,882
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (d)(f)	1,200	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,984,338)		2,870,882

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (i) (Cost $19,977)	3.82	20,000	19,980

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	330,104	330,171
Fidelity Securities Lending Cash Central Fund (j)(k)	3.70	4,555,443	4,555,898
TOTAL MONEY MARKET FUNDS (Cost $4,886,069)			4,886,069

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $381,718,794)	452,382,507
NET OTHER ASSETS (LIABILITIES) - (1.0)% (g)	(4,281,251)
NET ASSETS - 100.0%	448,101,256

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	7	3/2026	532,280	43,096

The notional amount of long futures as a percentage of Net Assets is 0.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,611,143 or 8.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $41,446,796 or 9.2% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Includes $24,872 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,980.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	498,031	46,422,305	46,590,910	20,152	745	-	330,171	330,104	0.0%
Fidelity Securities Lending Cash Central Fund	3,262,519	8,663,777	7,370,346	6,029	(52)	-	4,555,898	4,555,443	0.0%
Total	3,760,550	55,086,082	53,961,256	26,181	693	-	4,886,069

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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